Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo

a.      Accounts receivable due from a related party

	As of December 31, 2024	As of June 30,
Related Party Name		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Springview Contracts Pte. Ltd.	19,901	—	—
Total	19,901	—	—

b.      Amount due to related parties

Related Party Name	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Mr. Heng Kong Chuan	(85,350)	(309,534)	(243,364)
China International Corporate Management	(969,247)	(986,646)	(775,726)
Total	(1,054,597)	(1,296,180)	(1,019,090)

c.      Related party transactions

Nature	Name	For the six months ended June 30,
		2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
		S$	S$	$
Collection of accounts receivable due from Springview Contracts Pte. Ltd	Springview Contracts Pte. Ltd.(1)	—	19,901	15,647
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	—	15,000	11,793

(1)      Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of June 30, 2025, no receivables are considered past due.

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Springview Contracts Pte. Ltd.	Controlled by executive director and shareholder, Ms. Lee Siew Yian and shareholder, Mr. Heng Kong Chuan
GGL Enterprises Pte. Ltd.	Controlled by CEO and shareholder, Mr. Wang Zhuo, and shareholder, Mr. Heng Kong Chuan
Mr. Heng Kong Chuan	Shareholder and spouse of executive director, Ms. Lee Siew Yian
China International Corporate Management	Controlled by CEO and shareholder, Mr. Wang Zhuo
Accounts receivable — a related party
	As of December 31,
Related Party Name	2023	2024	2024
	S$	S$	$
Springview Contracts Pte. Ltd.	145,842	19,901	14,567
Total	145,842	19,901	14,567
Amount due to related parties
	As of December 31,
Related Party Name	2023	2024	2024
	S$	S$	$
Mr. Heng Kong Chuan	(19,901)	(85,350)	(62,472)
China International Corporate Management	(584,328)	(969,247)	(709,448)
Total	(604,229)	(1,054,597)	(771,920)
Related party transactions
		For the Years Ended December 31,
Nature	Name	2022	2023	2024	2024
		S$	S$	S$	$
Construction service provided to Springview Contracts Pte. Ltd.	Springview Contracts Pte. Ltd.(1)	347,105	185,694	—	—
Interior design service subcontracting cost provided by GGL Enterprises Pte. Ltd.	GGL Enterprises Pte. Ltd.	53,000	12,778	5,270	3,857

(1)      Springview Contracts Pte. Ltd. engaged the Company to provide construction services for projects under Springview Contracts Pte. Ltd. The total charges are computed and issued as sales invoices to Springview Contracts Pte. Ltd. by the Company at the end of each fiscal year, which resulted in accounts receivable and amounts due from Springview Contracts Pte. Ltd. Such receivables are due within 120 days. As of December 31, 2024, no receivables are considered past due.